Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

	2012		2011		2010
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	1,156	$38.26	983	$29.14	1,060	$21.95
Granted	754	$35.76	560	$42.34	242	$41.43
Exercised	(354)	$29.67	(387)	$20.96	(319)	$14.60
Canceled	-	-	-	-	-	-

Outstanding at end of year	1,556	$39.01	1,156	$38.26	983	$29.14

Options exercisable at end of year	-	-	354	$29.67	741	$25.12

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2012 (none are exercisable):

		(shares in thousands)
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life

$35.76	754	9.4 years
$41.43	242	7.4 years
$42.34	560	8.4 years

$35.76 - $42.34	1,556	8.7 years

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011	2010

Exercise price	$35.76	$42.34	$41.43
Expected dividend yield	4.08%	3.42%	3.48%
Expected stock price volatility	48.99%	49.40%	50.58%
Risk-free interest rate	1.06%	2.39%	2.75%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's Restricted Stock Unit Activity

The fair value of the RSUs is determined based on the closing stock price of Nucor’s common stock on the day before the grant. A summary of Nucor’s restricted stock unit activity is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	962	$46.09	1,203	$49.96	1,464	$54.69
Granted	1,101	$35.76	490	$42.34	462	$43.05
Vested	(915)	$40.36	(713)	$50.04	(709)	$55.24
Canceled	(42)	$39.41	(18)	$46.06	(14)	$49.52

Unvested at end of year	1,106	$40.80	962	$46.09	1,203	$49.96

Shares reserved for future grants (stock options and RSUs)	11,839		13,695		14,777

Summary of Nucor's Restricted Stock Awards and Units Under AIP And LTIP

A summary of Nucor’s restricted stock activity under the AIP and LTIP is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	94	$42.46	141	$44.62	240	$50.75
Granted	122	$42.20	118	$46.41	131	$44.82
Vested	(144)	$41.62	(165)	$47.13	(230)	$51.13
Canceled	-	-	-	-	-	-

Unvested at end of year	72	$43.72	94	$42.46	141	$44.62

Shares reserved for future grants	1,360		1,482		1,600